UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               July 16, 2009
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           33
Form 13F Information Table Value Total:       363800
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Arthur J. Gallagher	COM	363576109	12389	580570	SOLE
Atmos Energy		COM	49560105	13762	549600	SOLE
Beckman Coulter		COM	75811109	18083	316475	SOLE
Brinks 			COM	109696104	15856	546185	SOLE
Broadview Security	COM	109699108	8578	302985	SOLE
Cabelas			COM	126804301	5739	466600	SOLE
Church & Dwight		COM	171340102	3780	69600	SOLE
Cintas			COM	172908105	17658	773100	SOLE
Coinstar		COM	19259p300	15774	590799	SOLE
Compass Minerals 	COM	20451n101	5757	104850	SOLE
Covance			COM	222816100	9291	188850	SOLE
Deluxe			COM	248019101	3578	279330	SOLE
Entertainment PropertiesCOM	29380t105	6718	326100	SOLE
Equifax 		COM	294429105	14618	560070	SOLE
Graco			COM	384109104	4093	185870	SOLE
Hillenbrand		COM	431571108	11749	706050	SOLE
Intl Flav & Fragrances	COM	459506101	17641	539150	SOLE
Intl Game Technology	COM	459902102	16051	1009470	SOLE
Jack Henry		COM	426281101	19947	961300	SOLE
McCormick		COM	579780206	19064	586045	SOLE
Mobile Mini		COM	60740f105	17322	1180810	SOLE
NBTY 			COM	628782104	13214	469910	SOLE
Patterson Companies	COM	703395103	1864	85910	SOLE
Perrigo			COM	714290103	7696	277050	SOLE
Prospect Capital	COM	74348t102	271	29475	SOLE
SEIC			COM	784117103	17385	963700	SOLE
Sigma-Aldrich		COM	826552101	4815	97150	SOLE
Sonic 			COM	835451105	15867	1581915	SOLE
Total System Services	COM	891906109	18404	1374450	SOLE
UDR			COM	902653104	5813	562695	SOLE
Waters			COM	941848103	5202	101075	SOLE
Watson Wyatt		COM	942712100	12069	321570	SOLE
Weight Watchers 	COM	948626106	3752	145600	SOLE